SUPPLEMENT

Dated 11-12-09

PROXY STATEMENT of

FMA Small Company Portfolio (the “Acquired Fund”)

a series of The Advisors’ Inner Circle Fund

PROSPECTUS for

John Hancock Small Company Fund (the “Acquiring Fund”)

a series of John Hancock Funds III

Under the section of the Proxy Statement and Prospectus entitled “INFORMATION CONCERNING THE MEETING — Solicitation of Proxies,” the first paragraph is amended and restated as follows:

INFORMATION CONCERNING THE MEETING

Solicitation of Proxies

In addition to the mailing of these proxy materials, proxies may be solicited by telephone, email, fax or in person by the directors, officers and employees of the Acquired Fund; by personnel of the Acquired Fund’s investment adviser, Fiduciary Management Associates, LLC, and its transfer agent, DST Systems, Inc. (“DST”), or by broker-dealer firms.  DST, together with a third-party solicitation firm, has agreed to provide proxy solicitation services to the Acquired Fund at a cost of approximately $15,000.  John Hancock Investment Management Services, LLC, the investment adviser of the Acquiring Fund, will pay the costs of preparing, mailing and soliciting proxies, including payments to unaffiliated solicitation firms.

FORM OF E-MAIL TO BE USED TO SOLICIT PROXIES IN CONNECTION WITH THE SPECIAL MEETING OF THE ACQUIRED FUND

From: SPECIMEN [mailto:id@ProxyVote.com]
Sent: Wednesday, October 14, 2009 9:46 AM
To: Delvecchio, Vincent x53663
Subject: #SPECIMEN# RMR FUNDS Special Meeting
%S50852_0_012345678901_0000001%

PROXYVOTE.COM

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Important Notice Regarding the Availability of Proxy Materials for the
Shareholder Meeting 2009 RMR FUNDS Special Meeting of Stockholders

MEETING DATE: November 18, 2009
For Holders as of: October 1, 2009
CUSIP NUMBER: 76970B101

ACCOUNT NUMBER: xxxxxxxxxx

CONTROL NUMBER: xxxxxxxxxxx

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Proxy Statement
 https://materials.proxyvote.com/Approved/MC3135/20091014/NPS_46892.PDF

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